Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
Wells Fargo Securities, LLC
(together, the “Specified Parties”)
Re:	BMW Vehicle Owner Trust 2025-A – Data File and XML Data File Procedures
We have performed the procedures described below on the:
(i)
specified attributes in an electronic data file entitled “2025-A Initial pool Loans to KPMG $2.6BB (67,662) 12.13.24.csv” provided by the Company on December 13, 2024, containing information on 67,662 automobile retail installment sale contracts (the “Receivables”) as of November 30, 2024 (the “Data File”) and

(ii)
specified attributes in an electronic data file entitled “2025-A ALD Tape for 100 KPMG Samples 12.13.24.csv” provided by the Company on December 13, 2024, containing information on the Selected Receivables (defined below) as of November 30, 2024 (the “XML Data File”), which we were informed are intended to be included as collateral in the offering by BMW Vehicle Owner Trust 2025-A. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and XML Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.
•	The term “Cutoff Date” means November 30, 2024.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, Title Request Form, or Transfer Letter.
•
The term "Electronic Lien Title State List" means an electronic file entitled "ELT EIN Numbers.docx" provided by the Company on May 16, 2024, containing a list of states for which Title Documents are filed electronically.

•
The term "Vehicle Mapping" means email correspondence provided by the Company on January 17, 2025, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Motor Vehicle Installment Sale Contract.

•	The term "Company's Customer Express System" means the Company's system that contains account information such as: address, lease/loan information, and payment information and history.
•	The term "Company's Funding System" means the Company's system containing financing agreements and contracts.
•	The term "Company's Credit Flow System" means the Company's system containing customer information, credit decisions, and underwriting credit applications.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.
•	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.
•
The term “Source Documents” means the following information provided by the Company for each Selected Receivable (defined below): Motor Vehicle Installment Sale Contract, Modification Letter, Electronic Lien Title State List, Title Document, Credit Application, Vehicle Mapping, information obtained from the Company’s Customer Express System, Company’s Funding System, and Company’s Credit Flow System.

•	The term “Provided Information” means the Cutoff Date, Data File Instructions, XML Data File Instructions, and Source Documents.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
I.	Data File Procedures
A.
We randomly selected 100 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and Data File Instructions
2

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
Original Amount Financed (FinanceAmt)	Motor Vehicle Installment Sale Contract
Current Principal Balance (RemainingBalanceAmt)	Company’s Customer Express System and Data File Instructions
New/Used Classification (NewUsedCode)	Motor Vehicle Installment Sale Contract, Company’s Funding System, and Data File Instructions
Interest Rate (APR)	Motor Vehicle Installment Sale Contract, Modification Letter
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System, and Data File Instructions
Vehicle Identification Number (VIN)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions
We found such information to be in agreement without exception.
C.	For each Selected Receivable, we observed the presence of the following in the Source Documents:
•
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Installment Sale Contract. We make no representation regarding the authenticity of the signatures.
We found such information to be present.
3

II.	XML Data File Procedures

For each Selected Receivable, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Receivable Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Installment Sale Contract
Original Receivable Amount (FinanceAmt)	Motor Vehicle Installment Sale Contract
Original Term to Maturity (OriginalTerm)	Motor Vehicle Installment Sale Contract
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and XML Data File Instructions
Subvented - Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Installment Sale Contract, Vehicle Mapping
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Vehicle Type (VehicleTypeCode)	Motor Vehicle Installment Sale Contract, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Company’s Funding System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System, and XML Data File Instructions
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System, and XML Data File Instructions
We found such information to be in agreement without exception.

4

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, XML Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
January 27, 2025
5

Exhibit A – The Selected Receivables

Selected Receivable Number	Receivable Number[1]	Selected Receivable Number	Receivable Number[1]	Selected Receivable Number	Receivable Number[1]
1	2025A00185114	35	2025A03508294	69	2025A06994811
2	2025A00225659	36	2025A03617153	70	2025A07098610
3	2025A00338823	37	2025A03721940	71	2025A07107631
4	2025A00493242	38	2025A03825414	72	2025A07215517
5	2025A00567610	39	2025A03934431	73	2025A07318737
6	2025A00655206	40	2025A04048586	74	2025A07463548
7	2025A00717369	41	2025A04160217	75	2025A07564424
8	2025A00876623	42	2025A04291234	76	2025A07667607
9	2025A00916259	43	2025A04369049	77	2025A07768903
10	2025A01034695	44	2025A04484102	78	2025A07874847
11	2025A01131313	45	2025A04587270	79	2025A07978561
12	2025A01263299	46	2025A04696797	80	2025A08082609
13	2025A01378045	47	2025A04713734	81	2025A08183850
14	2025A01452146	48	2025A04818011	82	2025A08286824
15	2025A01581757	49	2025A04920960	83	2025A08392358
16	2025A01622523	50	2025A05041727	84	2025A08403175
17	2025A01792879	51	2025A05142325	85	2025A08519069
18	2025A01852243	52	2025A05246089	86	2025A08621550
19	2025A01953102	53	2025A05354516	87	2025A08722612
20	2025A02097251	54	2025A05457463	88	2025A08839923
21	2025A02136565	55	2025A05571360	89	2025A08948812
22	2025A02279305	56	2025A05679376	90	2025A09062194
23	2025A02317485	57	2025A05795733	91	2025A09165138
24	2025A02476640	58	2025A05808339	92	2025A09266541
25	2025A02510915	59	2025A05912343	93	2025A09372183
26	2025A02618746	60	2025A06022099	94	2025A09475481
27	2025A02721147	61	2025A06187156	95	2025A09592566
28	2025A02846907	62	2025A06293417	96	2025A09693359
29	2025A02953561	63	2025A06300364	97	2025A09702762
30	2025A03090367	64	2025A06438538	98	2025A09817003
31	2025A03133649	65	2025A06553600	99	2025A09923623
32	2025A03240892	66	2025A06666210	100	2025A10077534
33	2025A03306707	67	2025A06773975
34	2025A03485114	68	2025A06879119
1 The Company has assigned a unique ten-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.
A-1

Exhibit B – Data File Instructions

Attribute	Data File Instructions
First Payment Date (FirstPaymentDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
Current Principal Balance (RemainingBalanceAmt)
Compare to the “Outstanding Bala” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System.

In the event the Current Principal Balance does not agree to the “Outstanding Balance” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System, recompute the Current Principal Balance as the difference of:

(i)       “Outstanding Balance” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System and

(ii)      “Amount” in the “Transaction Detail” tab from the Company’s Customer Express System.

New/Used Classification (NewUsedCode)	In the event that the vehicle was a service loaner car from the Motor Vehicle Installment Sale Contract, deem the New/Used Classification to be “New”.
Maturity Date (ContractEndDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
State of Registration (GaragingStateCode)
In the event there was no Title Document available, and the State of Registration was on the Electronic Lien Title State List, observe that the Electronic Lien Title was issued in the Company’s Customer Express System.

FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)      the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)      the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)      If the payment received date from the Company’s Customer Express System was before the Cutoff Date and:

a.      the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; or

b.      the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

B-1

Attribute	Data File Instructions

(ii)      if the payment received date from the Company’s Customer Express System was after the Cutoff Date and:

a.      the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; or

b.      the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)       if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

Title Document
Observe the Title Document for each Selected Receivable listed the Company’s security interest in the motor vehicle as “BMW Bank of North America” and named as the owner of the vehicle on the observed Title Document.

In the event the Title Document does not list “BMW Bank of North America” as the security interest and owner of the motor vehicle, observe there was a Transfer Letter issued in the Company’s Customer Express System that indicates a transfer of ownership to “BMW Bank of North America.”

In the event there was no Title Document available and the State of Registration was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the Registration Application.

B-2

Exhibit C – XML Data File Instructions

Attribute	XML Data File Instructions
Maturity Date (ContractEndDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
First Payment Date (FirstPaymentDate)	Compare to the Motor Vehicle Installment Sale Contract or Company’s Customer Express “Customer Account” tab.
Subvented - Yes/No (Subvented)
For the purposes of identifying if a Selected Receivable was subvented (listed as: 1 (Rate subvention only), 2 (Cash Rebate only), or 98 (Rate subvention and Cash Rebate) in the (Subvented) field in the XML Data File):

(i)       If the Rate Type in the Company’s Funding System indicates “Sales Support,” the receivable is considered “subvented.”

(ii)         If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:

a.      if the BMW Defined Rate in the Company’s Funding System is greater than the rate on the Motor Vehicle Installment Sale Contract, the receivable is considered “subvented,” or

b.      if the Motor Vehicle Installment Sale Contract indicates a cash rebate was used, the receivable is considered “subvented.”

Vehicle Type (VehicleTypeCode)
Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car, a Vehicle Type (VehicleTypeCode) of “2” to be a truck, a Vehicle Type (VehicleTypeCode) of “3” to be an SUV, and a Vehicle Type (VehicleTypeCode) of “4” to be a motorcycle.

FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)    the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)          the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business receivables for which an individual signed as the guarantor for the receivable to be “Yes” in the Consigner (CoSignerIndicator) field.
State of Registration (GaragingStateCode)
In the event there was no Title Document available, and the State of Registration was on the Electronic Lien Title State List, observe that the Electronic Lien Title was issued in the Company’s Customer Express System.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
C-1

Attribute	XML Data File Instructions
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)    If the payment received date from the Company’s Customer Express System was before the Cutoff Date and:

a.     the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; or

b.     the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(ii)     if the payment received date from the Company’s Customer Express System was after the Cutoff Date and:

a.      the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; or

b.      the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)     if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

C-2